Long-Term Debt (Annual and Quarter) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Long-term Debt Instruments [Table Text Block]
In thousands	2011	2010
8¼% Limited convertible senior subordinated notes due 2012	$1,153	$10,129
9½% Subordinated debentures due 2012	339	1,057
Term loan bank secured, due in monthly installments through 2011	-	971
Revolving loan bank secured	500	4,100
Real estate mortgages secured, due in monthly installments through 2012	2,964	2,444
Other	-	12
Long-term debt, including current portion	4,956	18,713
Less portion due within one year	4,444	16,378
Long-term debt	$ 512	$ 2,335

Schedule of Maturities of Long-term Debt [Table Text Block]
In thousands	2012	2013	2014	2015	2016
Long-term debt due	$4,444	$57	$61	$394	$ -